Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (20.3%)

	Airlines (0.2%)

1,001	Air Canada Pass Through Trust Series 2013-1, Class B*µ 5.375%, 11/15/22	$900

15,667	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	12,961

55,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	57,069

47,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	48,614

15,636	Continental Airlines Pass Through Trust Series 2010-1, Class Aµ 4.750%, 07/12/22	15,176

23,103	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	20,325

46,470	United Airlines Pass Through Trust Series 2014-2, Class Bµ 4.625%, 03/03/24	41,652

29,000	United Airlines Pass Through Trust Series 2019-2, Class Bµ 3.500%, 11/01/29	20,346

		217,043

	Communication Services (3.3%)

65,000	Arrow Bidco, LLC* 9.500%, 03/15/24	51,412

30,000	Brink’s Company*µ 5.500%, 07/15/25	31,943

	CenturyLink, Inc.*

60,000	4.000%, 02/15/27µ	62,830

25,000	5.125%, 12/15/26^	26,262

95,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	100,839

60,000	CommScope, Inc.*^ 5.500%, 03/01/24	62,394

200,000	CSC Holdings, LLC*^ 5.500%, 04/15/27	214,780

90,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	81,862

37,000	Diamond Sports Group, LLC / Diamond Sports Finance Company*µ 5.375%, 08/15/26	28,426

265,000	Embarq Corp.^ 7.995%, 06/01/36	314,022

	Entercom Media Corp.*

77,000	6.500%, 05/01/27^	69,325

46,000	7.250%, 11/01/24	38,536

	Frontier Communications Corp.@

120,000	7.625%, 04/15/24	39,302

80,000	11.000%, 09/15/25	28,422

65,000	10.500%, 09/15/22	22,370

40,000	8.500%, 04/01/26*	39,478

30,000	8.000%, 04/01/27*	31,005

13,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 5.250%, 12/01/27	13,882

PRINCIPAL AMOUNT		VALUE

	Hughes Satellite Systems Corp.^

27,000	6.625%, 08/01/26	$30,113

15,000	5.250%, 08/01/26	16,492

	iHeartCommunications, Inc.

60,000	5.250%, 08/15/27*	60,824

25,000	8.375%, 05/01/27^	24,875

	Intelsat Jackson Holdings, SA@

90,000	9.750%, 07/15/25*	60,081

35,000	8.000%, 02/15/24*	35,777

25,000	5.500%, 08/01/23	15,680

	Netflix, Inc.^

1,012,000	3.625%, 06/15/25*	1,076,662

40,000	4.875%, 06/15/30*	47,117

25,000	4.875%, 04/15/28	29,105

91,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	91,430

	Sirius XM Radio, Inc.*^

65,000	5.500%, 07/01/29	72,476

65,000	4.625%, 07/15/24	68,491

	Sprint Corp.

150,000	7.125%, 06/15/24	175,332

75,000	7.875%, 09/15/23	87,172

75,000	7.625%, 03/01/26^	93,936

35,000	Telecom Italia Capital, SAµ 6.000%, 09/30/34	42,484

	Telesat Canada / Telesat, LLC*^

42,000	4.875%, 06/01/27	42,882

25,000	6.500%, 10/15/27	25,758

105,000	United States Cellular Corp.^ 6.700%, 12/15/33	131,397

	Windstream Services, LLC / Windstream Finance Corp.@

19,000	7.750%, 10/01/21	370

6,000	10.500%, 06/30/24*	298

		3,485,842

	Consumer Discretionary (2.9%)

21,000	American Axle & Manufacturing, Inc. 6.875%, 07/01/28	21,459

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

39,000	6.625%, 01/15/28^	39,360

32,000	9.875%, 04/01/27	34,840

65,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	65,889

80,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	72,246

21,000	Carnival Corp.*^ 10.500%, 02/01/26	21,772

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

155,000	5.125%, 05/01/27	164,912

65,000	5.750%, 02/15/26^	68,198

21,000	4.250%, 02/01/31^	22,048

20,000	5.000%, 02/01/28^	21,251

39,000	Cedar Fair, LP^ 5.250%, 07/15/29	36,962

	Century Communities, Inc.

65,000	6.750%, 06/01/27	69,625

58,000	5.875%, 07/15/25	60,248

110,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	116,005

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	DISH DBS Corp.^

41,000	7.750%, 07/01/26	$46,101

10,000	7.375%, 07/01/28*	10,625

	ESH Hospitality, Inc.*^

35,000	5.250%, 05/01/25	35,785

26,000	4.625%, 10/01/27	25,074

	Expedia Group, Inc.*^

25,000	7.000%, 05/01/25	26,983

18,000	6.250%, 05/01/25	19,700

240,000	Ford Motor Companyµ^ 8.500%, 04/21/23	266,585

45,000	G-III Apparel Group, Ltd.* 7.875%, 08/15/25	45,401

12,000	Gap, Inc.*µ 8.875%, 05/15/27	13,453

65,000	GLP Capital, LP / GLP Financing II, Inc.µ 5.250%, 06/01/25	70,458

105,000	goeasy, Ltd.*^ 5.375%, 12/01/24	109,003

95,000	Guitar Center, Inc.* 9.500%, 10/15/21	67,129

13,000	Installed Building Products, Inc.* 5.750%, 02/01/28	13,819

	L Brands, Inc.

79,000	6.875%, 11/01/35^	75,782

23,000	9.375%, 07/01/25*	25,666

12,000	6.875%, 07/01/25*µ	12,937

10,000	6.694%, 01/15/27^	9,734

75,000	Lennar Corp.^ 5.250%, 06/01/26	84,104

	M/I Homes, Inc.^

60,000	5.625%, 08/01/25	62,300

40,000	4.950%, 02/01/28	41,314

55,000	Macy’s Retail Holdings, LLC^ 3.875%, 01/15/22	51,745

21,000	Macy’s, Inc.*^ 8.375%, 06/15/25	21,988

	Mattel, Inc.*^

65,000	5.875%, 12/15/27	69,985

60,000	6.750%, 12/31/25	64,157

50,000	Meredith Corp.*µ 6.500%, 07/01/25	51,126

75,000	Meritage Homes Corp.^ 6.000%, 06/01/25	85,059

	Newell Brands, Inc.

49,000	4.700%, 04/01/26µ	53,180

12,000	4.875%, 06/01/25^	13,066

	Penske Automotive Group, Inc.^

60,000	5.500%, 05/15/26	62,757

30,000	5.375%, 12/01/24	30,802

187,000	PetSmart, Inc.*^ 5.875%, 06/01/25	192,628

76,000	Rite Aid Corp.* 8.000%, 11/15/26	78,462

	Royal Caribbean Cruises, Ltd.*

25,000	11.500%, 06/01/25^	27,575

13,000	10.875%, 06/01/23µ	13,726

65,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	59,316

85,000	Staples, Inc.* 7.500%, 04/15/26	74,734

39,000	Taylor Morrison Communities, Inc.*µ 5.750%, 01/15/28	43,833

PRINCIPAL AMOUNT		VALUE

65,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	$63,299

22,101	US Airways Pass Through Trust Series 2012-2, Class Bµ 6.750%, 12/03/22	17,765

13,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	14,174

45,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	36,734

		3,002,879

	Consumer Staples (0.6%)

45,000	Dean Foods Company*@ 6.500%, 03/15/23	989

23,000	Edgewell Personal Care Company*^ 5.500%, 06/01/28	24,932

40,000	Energizer Holdings, Inc.* 6.375%, 07/15/26	42,753

25,000	Fresh Market, Inc.* 9.750%, 05/01/23	20,517

	JBS USA LUX, SA / JBS USA Finance, Inc.*^

73,000	5.875%, 07/15/24	74,562

50,000	6.750%, 02/15/28	55,966

19,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA

	Finance, Inc.*^ 6.500%, 04/15/29	21,552

	Kraft Heinz Foods Company*

12,000	4.250%, 03/01/31µ	13,249

12,000	3.875%, 05/15/27^	12,946

	New Albertson’s, Inc.

33,000	7.750%, 06/15/26	36,861

15,000	8.000%, 05/01/31	17,016

	Pilgrim’s Pride Corp.*^

75,000	5.875%, 09/30/27	79,561

25,000	5.750%, 03/15/25	25,757

	Post Holdings, Inc.*^

60,000	5.750%, 03/01/27	63,985

20,000	5.500%, 12/15/29	21,974

14,000	5.625%, 01/15/28	15,334

57,000	Simmons Foods, Inc.* 7.750%, 01/15/24	60,127

69,000	Vector Group, Ltd.* 6.125%, 02/01/25	68,598

		656,679

	Energy (2.0%)

25,000	Apache Corp.^ 5.100%, 09/01/40	24,346

38,000	Bruin E&P Partners, LLC*@ 8.875%, 08/01/23	81

	Buckeye Partners, LP^

40,000	3.950%, 12/01/26	40,133

25,000	5.850%, 11/15/43	23,041

27,000	Calfrac Holdings, LP* 8.500%, 06/15/26	2,921

115,000	California Resources Corp.*@ 8.000%, 12/15/22	2,656

40,000	ChampionX Corp. 6.375%, 05/01/26	37,551

65,000	Chaparral Energy, Inc.* 8.750%, 07/15/23	6,480

Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

50,000	Cheniere Energy Partners, LP^ 5.625%, 10/01/26	$52,919

31,000	Chesapeake Energy Corp.*@ 11.500%, 01/01/25	2,938

	Continental Resources, Inc.^

45,000	3.800%, 06/01/24	43,663

35,000	4.375%, 01/15/28	32,738

80,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	61,632

	Denbury Resources, Inc.@

59,000	7.750%, 02/15/24*	25,099

25,000	9.250%, 03/31/22*	10,641

15,000	5.500%, 05/01/22	302

15,000	Diamond Offshore Drilling, Inc.@ 7.875%, 08/15/25	1,663

	Energy Transfer Operating, LPµ

120,000	3.269%, 11/01/66‡ 3 mo. USD LIBOR + 3.02%	59,513

115,000	5.500%, 06/01/27	127,254

	EnLink Midstream Partners, LP

60,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	22,953

50,000	4.850%, 07/15/26µ	38,866

	EP Energy, LLC / Everest Acquisition Finance, Inc.*@

45,000	9.375%, 05/01/24	35

31,000	7.750%, 05/15/26	8,392

	EQT Corp.^

40,000	8.750%, 02/01/30	46,412

20,000	7.875%, 02/01/25	21,997

43,000	Genesis Energy, LP / Genesis Energy Finance Corp.^ 6.250%, 05/15/26	40,493

100,000	Gulfport Energy Corp. 6.375%, 05/15/25	49,532

14,000	Hess Midstream Operations, LP*^ 5.125%, 06/15/28	14,262

13,000	Holly Energy Partners, LP / Holly Energy Finance Corp.* 5.000%, 02/01/28	12,829

42,000	Laredo Petroleum, Inc.^ 10.125%, 01/15/28	29,782

82,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	12,254

60,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	57,883

	Moss Creek Resources Holdings, Inc.*

25,000	10.500%, 05/15/27	15,502

25,000	7.500%, 01/15/26	14,285

25,000	Murphy Oil Corp.µ 5.875%, 12/01/27	23,026

25,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	11,529

35,000	Oasis Petroleum, Inc.* 6.250%, 05/01/26	6,363

	Occidental Petroleum Corp.

120,000	4.300%, 08/15/39µ	97,537

92,000	2.700%, 08/15/22µ	89,106

88,000	2.900%, 08/15/24^	82,993

39,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	33,493

PRINCIPAL AMOUNT		VALUE

40,000	Parkland Fuel Corp.*^ 5.875%, 07/15/27	$42,585

20,000	Parsley Energy, LLC / Parsley Finance Corp.*^ 5.250%, 08/15/25	20,548

50,000	Plains All American Pipeline, LPµ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	35,053

510,000	Reliance Industries, Ltd.* 4.125%, 01/28/25	561,987

51,000	SESI, LLC 7.750%, 09/15/24	17,814

14,000	SM Energy Company*^ 10.000%, 01/15/25	13,842

	Transocean, Inc.*

35,000	7.500%, 01/15/26	17,155

25,000	8.000%, 02/01/27	12,239

65,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	37,780

25,000	Viper Energy Partners, LP*^ 5.375%, 11/01/27	26,017

70,000	W&T Offshore, Inc.*^ 9.750%, 11/01/23	46,708

23,000	Weatherford International, Ltd.*^ 11.000%, 12/01/24	16,659

50,000	Whiting Petroleum Corp.@ 6.625%, 01/15/26	9,328

11,000	WPX Energy, Inc.^ 5.875%, 06/15/28	11,244

		2,154,054

	Financials (3.0%)

166,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	167,765

26,000	AG Issuer, LLC* 6.250%, 03/01/28	26,357

110,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*^ 6.750%, 10/15/27	116,858

85,000	Ally Financial, Inc. 8.000%, 11/01/31	117,700

104,000	Amwins Group, Inc.*^ 7.750%, 07/01/26	114,602

120,000	AssuredPartners, Inc.* 7.000%, 08/15/25	122,542

	Aviation Capital Group, LLC*µ

38,000	3.500%, 11/01/27	34,135

24,000	3.875%, 05/01/23^	23,568

10,000	6.750%, 04/06/21	10,205

35,000	Bank of America Corp.^‡ 4.300%, 01/28/25 3 mo. USD LIBOR + 2.66%	33,155

125,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*^ 5.750%, 05/15/26	103,712

	Credit Acceptance Corp.

65,000	6.625%, 03/15/26^	68,484

52,000	5.125%, 12/31/24*µ	52,957

15,000	Cushman & Wakefield US Borrower, LLC*^ 6.750%, 05/15/28	16,082

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

65,000	Donnelley Financial Solutions, Inc.^ 8.250%, 10/15/24	$65,947

46,000	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	28,693

84,000	Greystar Real Estate Partners, LLC*^ 5.750%, 12/01/25	85,397

	HAT Holdings I, LLC / HAT Holdings II, LLC*

40,000	5.250%, 07/15/24^	41,740

10,000	6.000%, 04/15/25µ	10,772

225,000	HUB International, Ltd.*^ 7.000%, 05/01/26	235,861

65,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.^ 5.250%, 05/15/27	68,524

100,000	ILFC E-Capital Trust II*µ‡ 3.270%, 12/21/65 3 mo. USD LIBOR + 1.80%	51,738

120,000	Iron Mountain, Inc.*µ^ 5.250%, 03/15/28	126,212

200,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 7.250%, 08/15/24	185,024

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

98,000	5.250%, 10/01/25	89,390

15,000	4.250%, 02/01/27^	12,690

35,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	36,155

118,000	LPL Holdings, Inc.* 5.750%, 09/15/25	123,254

100,000	MetLife, Inc.µ 6.400%, 12/15/66	123,570

	Navient Corp.^

120,000	5.000%, 03/15/27	115,049

55,000	6.750%, 06/25/25	57,618

50,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	49,679

	OneMain Finance Corp.

85,000	6.875%, 03/15/25^	95,167

65,000	7.125%, 03/15/26^	76,379

15,000	8.875%, 06/01/25^	16,982

13,000	6.625%, 01/15/28µ	14,907

27,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*^ 7.500%, 06/01/25	28,764

65,000	Radian Group, Inc.^ 4.875%, 03/15/27	63,386

75,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	74,755

65,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	62,798

21,000	StoneX Group, Inc.*µ 8.625%, 06/15/25	22,555

20,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	20,260

25,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	24,986

PRINCIPAL AMOUNT		VALUE

	VICI Properties, LP / VICI Note Company, Inc.*

52,000	3.750%, 02/15/27	$52,459

28,000	4.625%, 12/01/29^	29,486

26,000	4.125%, 08/15/30	26,342

		3,124,661

	Health Care (2.1%)

119,000	Acadia Healthcare Company, Inc.^ 6.500%, 03/01/24	123,017

145,000	Bausch Health Americas, Inc.*^ 8.500%, 01/31/27	162,322

	Centene Corp.

400,000	4.750%, 01/15/25µ	415,528

52,000	4.250%, 12/15/27^	55,525

	CHS/Community Health Systems, Inc.

220,000	8.125%, 06/30/24*^	140,791

60,000	8.000%, 03/15/26*	61,486

40,000	6.250%, 03/31/23^	40,509

56,000	DaVita, Inc.*^ 4.625%, 06/01/30	59,756

	Encompass Health Corp.^

20,000	4.750%, 02/01/30	21,186

20,000	4.500%, 02/01/28	21,159

	HCA, Inc.

190,000	5.875%, 05/01/23^	209,406

55,000	7.500%, 11/06/33µ	74,182

75,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	12,174

62,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	36,512

	Tenet Healthcare Corp.

120,000	6.250%, 02/01/27*	127,624

75,000	4.625%, 07/15/24^	76,800

70,000	6.875%, 11/15/31	67,452

65,000	4.875%, 01/01/26*^	68,045

75,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	74,364

285,000	Teva Pharmaceutical Finance Netherlands III, BV^ 2.800%, 07/21/23	277,194

125,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	126,978

		2,252,010

	Industrials (2.8%)

55,000	Abercrombie & Fitch Management Company*µ 8.750%, 07/15/25	55,042

80,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	82,270

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC^

65,000	5.750%, 03/15/25	67,315

65,000	4.625%, 01/15/27*	69,189

39,000	4.875%, 02/15/30*	42,131

	Allison Transmission, Inc.*^

70,000	4.750%, 10/01/27	72,912

15,000	5.875%, 06/01/29	16,604

	American Airlines Group, Inc.*

55,000	5.000%, 06/01/22	30,778

Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

40,000	3.750%, 03/01/25^	$17,800

200,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	204,787
	Avolon Holdings Funding, Ltd.*µ

28,000	5.250%, 05/15/24	26,080

22,000	2.875%, 02/15/25	18,933

65,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	63,828

65,000	Berry Global, Inc.*µ 4.875%, 07/15/26	68,740

	Cascades, Inc. /Cascades USA, Inc.*^

39,000	5.125%, 01/15/26	40,403

26,000	5.375%, 01/15/28	27,090

	Colt Merger Sub, Inc.*

21,000	8.125%, 07/01/27^	21,472

21,000	6.250%, 07/01/25	22,021

85,000	Covanta Holding Corp.^ 5.875%, 03/01/24	87,303

60,000	Delphi Technologies, PLC* 5.000%, 10/01/25	66,370

	Delta Air Lines, Inc.^

12,000	7.375%, 01/15/26	11,915

11,000	3.800%, 04/19/23	10,277

60,000	Dun & Bradstreet Corp.* 6.875%, 08/15/26	65,789

25,000	EnerSys*µ 4.375%, 12/15/27	25,329

	Golden Nugget, Inc.*^

70,000	8.750%, 10/01/25	36,754

70,000	6.750%, 10/15/24	48,783

23,000	GPC Merger Sub, Inc.* 7.125%, 08/15/28	23,977

25,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	24,105

30,000	Graphic Packaging International, LLC*^ 4.750%, 07/15/27	32,628

60,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	62,280

95,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	98,927

65,000	Herc Holdings, Inc.*^ 5.500%, 07/15/27	69,003

	Howmet Aerospace, Inc.^

61,000	5.125%, 10/01/24	65,608

18,000	6.875%, 05/01/25	20,419

62,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	62,975

25,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	27,033

21,000	MasTec, Inc.* 4.500%, 08/15/28	21,964

115,000	Meritor, Inc.^ 6.250%, 02/15/24	117,964

33,000	Moog, Inc.*^ 4.250%, 12/15/27	33,713

65,000	Nationstar Mortgage Holdings, Inc.* 6.000%, 01/15/27	67,168

	Navistar International Corp.*

45,000	6.625%, 11/01/25	46,185

23,000	9.500%, 05/01/25^	26,295

52,000	Novelis Corp.*^ 4.750%, 01/30/30	54,390

PRINCIPAL AMOUNT		VALUE

90,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	$79,245

30,000	Patrick Industries, Inc.*^ 7.500%, 10/15/27	32,039

11,000	Picasso Finance Sub, Inc.*^ 6.125%, 06/15/25	11,753

125,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	124,231

	Standard Industries, Inc.*

25,000	5.000%, 02/15/27^	26,782

11,000	4.375%, 07/15/30µ	11,897

	Station Casinos, LLC*^

80,000	4.500%, 02/15/28	71,712

65,000	5.000%, 10/01/25	61,671

35,000	Tennant Company^ 5.625%, 05/01/25	36,370

	TransDigm, Inc.^

95,000	6.250%, 03/15/26*	100,351

60,000	7.500%, 03/15/27	61,300

	United Rentals North America, Inc.

25,000	6.500%, 12/15/26^	27,780

20,000	5.875%, 09/15/26µ	21,393

11,000	3.875%, 02/15/31	11,000

25,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	25,628

	WESCO Distribution, Inc.*^

27,000	7.125%, 06/15/25	29,697

13,000	7.250%, 06/15/28	14,225

10,000	WR Grace & Co-Conn* 4.875%, 06/15/27	10,662

65,000	XPO Logistics, Inc.*^ 6.750%, 08/15/24	69,955

		2,982,240

	Information Technology (1.7%)

25,000	CDK Global, Inc.*^ 5.250%, 05/15/29	27,390

770,000	CDW, LLC / CDW Finance Corp.^ 4.125%, 05/01/25	815,988

39,000	Clear Channel Worldwide Holdings, Inc.* 5.125%, 08/15/27	38,464

60,000	CommScope Technologies, LLC* 6.000%, 06/15/25	61,407

	Dell International, LLC / EMC Corp.*

400,000	5.450%, 06/15/23µ	441,012

55,000	6.020%, 06/15/26µ	64,489

45,000	6.100%, 07/15/27µ	53,228

25,000	5.850%, 07/15/25^	29,238

26,000	Fair Isaac Corp.*µ 4.000%, 06/15/28	27,223

39,000	MTS Systems Corp.* 5.750%, 08/15/27	37,975

39,000	Open Text Corp.*^ 3.875%, 02/15/28	40,780

36,000	PTC, Inc.*^ 4.000%, 02/15/28	37,845

80,000	Vericast Corp.*^

	8.375%, 08/15/22	64,811

		1,739,850

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Materials (1.3%)

27,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	$25,709

35,000	ArcelorMittal, SA 7.250%, 10/15/39	46,572

535,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	538,223

	Freeport-McMoRan, Inc.

35,000	5.000%, 09/01/27^	37,355

25,000	5.450%, 03/15/43µ	27,846

20,000	5.400%, 11/14/34^	22,500

200,000	Fresnillo, PLC^ 5.500%, 11/13/23	220,597

40,000	JW Aluminum Continuous Cast Company*^ 10.250%, 06/01/26	42,285

	Kaiser Aluminum Corp.*

40,000	4.625%, 03/01/28	39,831

18,000	6.500%, 05/01/25	19,169

15,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	16,596

	New Gold, Inc.*^

43,000	6.375%, 05/15/25	44,717

13,000	7.500%, 07/15/27	14,140

13,000	Norbord, Inc.*^ 5.750%, 07/15/27	13,859

23,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	25,125

	PBF Holding Company, LLC / PBF Finance Corp.

110,000	7.250%, 06/15/25^	99,385

11,000	9.250%, 05/15/25*µ	12,320

56,000	Silgan Holdings, Inc.^ 4.125%, 02/01/28	57,547

39,000	Univar Solutions USA, Inc.*^ 5.125%, 12/01/27	41,252

		1,345,028

	Real Estate (0.2%)

70,000	CBL & Associates, LP 5.250%, 12/01/23	16,798

	Forestar Group, Inc.*

60,000	8.000%, 04/15/24	64,729

38,000	5.000%, 03/01/28^	37,946

	Service Properties Trust

65,000	4.350%, 10/01/24^	58,353

20,000	5.250%, 02/15/26µ	18,025

		195,851

	Utilities (0.2%)

39,000	Calpine Corp.*µ 4.500%, 02/15/28	40,770

20,000	NRG Energy, Inc.^ 6.625%, 01/15/27	21,500

88,000	PPL Capital Funding, Inc.µ‡ 2.973%, 03/30/67 3 mo. USD LIBOR + 2.67%	66,647

	Talen Energy Supply, LLC*^

25,000	10.500%, 01/15/26	19,413

10,000	7.250%, 05/15/27	10,408

PRINCIPAL AMOUNT			VALUE

65,000		TerraForm Power Operating, LLC*^ 5.000%, 01/31/28	$71,539

			230,277

		TOTAL CORPORATE BONDS (Cost $22,113,895)	21,386,414

CONVERTIBLE BONDS (25.9%)

		Communication Services (3.6%)

485,000		Live Nation Entertainment, Inc. 2.500%, 03/15/23	510,439

2,160,000		Sea, Ltd.*^ 2.375%, 12/01/25	3,344,479

			3,854,918

		Consumer Discretionary (5.4%)

661,000		Booking Holdings, Inc.*^ 0.750%, 05/01/25	835,567

406,000		Burlington Stores, Inc.*^ 2.250%, 04/15/25	458,112

141,000		DISH Network Corp.^ 2.375%, 03/15/24	129,714

		Liberty Interactive, LLC

66,000		4.000%, 11/15/29^	47,026

35,000		3.750%, 02/15/30	24,894

400,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	554,458

645,000		Penn National Gaming, Inc.µ^ 2.750%, 05/15/26	1,072,974

1,406,000		Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	1,346,575

470,000		Under Armour, Inc.* 1.500%, 06/01/24	565,452

531,000		Winnebago Industries, Inc.* 1.500%, 04/01/25	624,894

			5,659,666

		Consumer Staples (0.8%)

		Premium Brands Holdings Corp.

572,000	CAD	4.600%, 12/31/23	456,020

508,000	CAD	4.650%, 04/30/21	421,923

			877,943

		Energy (1.2%)

22,000		Denbury Resources, Inc.*@ 6.375%, 12/31/24	3,011

490,000		Scorpio Tankers, Inc. 3.000%, 05/15/22	434,201

1,000,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	824,525

			1,261,737

		Financials (0.3%)

65,000		Prospect Capital Corp. 4.950%, 07/15/22	65,791

206,000		WisdomTree Investments, Inc.* 4.250%, 06/15/23	201,288

			267,079

		Health Care (3.7%)

468,000		BioMarin Pharmaceutical, Inc.* 1.250%, 05/15/27	546,065

Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

882,000	CAD	Canopy Growth Corp.* 4.250%, 07/15/23	$550,653

398,000		DexCom, Inc.*^ 0.250%, 11/15/25	430,839

412,000		Insulet Corp.*^ 0.375%, 09/01/26	474,912

165,000		Natera, Inc.*µ 2.250%, 05/01/27	244,748

535,000		Pacira BioSciences, Inc.* 0.750%, 08/01/25	544,684

582,000		Repligen Corp.^ 0.375%, 07/15/24	844,127

250,000		Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	308,796

			3,944,824

		Industrials (3.3%)

1,345,000		Air Canada* 4.000%, 07/01/25	1,406,897

805,000		American Airlines Group, Inc.^ 6.500%, 07/01/25	667,381

541,000		Lyft, Inc.* 1.500%, 05/15/25	579,089

736,000		Southwest Airlines Company 1.250%, 05/01/25	859,380

			3,512,747

		Information Technology (6.0%)

400,000	EUR	Amadeus IT Group, SA 1.500%, 04/09/25	551,582

1,300,000		Coupa Software, Inc.* 0.375%, 06/15/26	1,631,994

400,000	EUR	Nexi S.p.A 1.750%, 04/24/27	534,848

490,000		Splunk, Inc.* 1.125%, 06/15/27	555,638

885,000		Square, Inc.* 0.125%, 03/01/25	1,179,440

524,000		Xero Investments, Ltd. 2.375%, 10/04/23	792,993

959,000		Zscaler, Inc.*^ 0.125%, 07/01/25	1,091,668

			6,338,163

		Materials (1.6%)

1,000,000	CHF	Sika, AG 3.750%, 01/30/22	1,649,451

		TOTAL CONVERTIBLE BONDS (Cost $24,986,780)	27,366,528

BANK LOANS (0.4%) ¡

		Communication Services (0.2%)

157,119		Intelsat Jackson Holdings, SA 8.625%, 01/02/24	158,943

		Consumer Discretionary (0.1%)

105,308		Weight Watchers International, Inc.‡ 5.500%, 11/29/24 1 mo. LIBOR + 4.75%	104,861

PRINCIPAL AMOUNT		VALUE

	Financials (0.0%)

29,933	GLP Financing, LLC‡ 1.664%, 04/28/21 1 mo. LIBOR + 1.50%	$29,858

	Information Technology (0.1%)

59,100	BMC Software Finance, Inc.‡ 4.411%, 10/02/25 1 mo. LIBOR + 4.25%	57,202

	TOTAL BANK LOANS (Cost $352,893)	350,864

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (14.1%)

	Communication Services (2.2%)

2,210	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	2,302,798

	Consumer Discretionary (2.0%)

20,900	Aptiv, PLC 5.500%, 06/15/23	2,136,189

	Energy (0.2%)

	NuStar Energy, LP‡

5,135	8.500%, 12/15/21^ 3 mo. USD LIBOR + 6.77%	98,746

2,635	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	46,086

2,270	NuStar Logistics, LP‡ 7.009%, 01/15/43 3 mo. USD LIBOR + 6.73%	45,718

		190,550

	Financials (2.2%)

412	2020 Mandatory Exchangeable Trust* 6.500%, 05/16/23	521,908

3,900	Assurant, Inc. 6.500%, 03/15/21	421,551

898	Bank of America Corp.‡‡ 7.250%	1,346,111

		2,289,570

	Health Care (2.7%)

9,400	Boston Scientific Corp. 5.500%, 06/01/23	1,055,526

1,265	Danaher Corp. 4.750%, 04/15/22	1,795,187

		2,850,713

	Industrials (1.0%)

11,676	Stanley Black & Decker, Inc. 5.250%, 11/15/22	1,114,591

	Information Technology (1.7%)

1,590	Broadcom, Inc.^ 8.000%, 09/30/22	1,814,047

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Utilities (2.1%)

13,025		American Electric Power Company, Inc.^ 6.125%, 03/15/22	$672,090

27,536		NextEra Energy, Inc.µ 4.872%, 09/01/22	1,520,262

			2,192,352

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,981,198)	14,890,810

COMMON STOCKS (74.4%)

		Communication Services (6.9%)

17,000		AT&T, Inc.^	502,860

37,200		Tencent Holdings, Ltd.^	2,547,828

36,550		Walt Disney Company~	4,274,157

			7,324,845

		Consumer Discretionary (11.1%)

10,145		Alibaba Group Holding, Ltd.#	2,546,598

39,800	GBP	Compass Group, PLC	547,616

14,000		D.R. Horton, Inc.	926,240

21,150	EUR	Daimler, AG	924,763

10,200		Lowe’s Companies, Inc.	1,518,882

6,430		Lululemon Athletica, Inc.#	2,093,543

4,900		McDonald’s Corp.	951,972

3,000		Pool Corp.	950,100

3,900		Royal Caribbean Cruises, Ltd.	189,969

730		Tesla, Inc.^#	1,044,455

			11,694,138

		Consumer Staples (5.3%)

36,649		Coca-Cola Company~	1,731,299

2,720		Costco Wholesale Corp.	885,441

13,700	EUR	Danone, SA	916,986

35,390	JPY	Japan Tobacco, Inc.	604,902

7,655	CHF	Nestlé, SA	910,346

6,900		Philip Morris International, Inc.^	529,989

			5,578,963

		Energy (6.4%)

85,700	GBP	BP, PLC	310,363

5,400		Chevron Corp.	453,276

3,150		Energy Transfer, LP	20,632

3,375		Enterprise Products Partners, LP	59,400

17,390		Exxon Mobil Corp.	731,771

700		GasLog, Ltd.	2,044

940		Magellan Midstream Partners, LP	38,061

12,200		Marathon Petroleum Corp.	466,040

1,172		Mcdermott International, Ltd.#	4,162

27,755	EUR	Neste Oyj	1,274,830

4,474		Occidental Petroleum Corp.	70,421

67,200	INR	Reliance Industries, Ltd.	1,861,062

47,265	EUR	Royal Dutch Shell, PLC - Class A	704,181

26,800		Schlumberger, Ltd.	486,152

1,385		Targa Resources Corp.	25,318

25,700	CAD	Tourmaline Oil Corp.	261,327

787		Weatherford International, PLC^#	1,362

450		Williams Companies, Inc.^	8,608

			6,779,010

		Financials (11.4%)

38,500		American International Group, Inc.~	1,237,390

71,825		Bank of America Corp.~	1,787,006

630,000	HKD	China Construction Bank Corp. - Class H	459,352

NUMBER OF SHARES			VALUE

7,375		Goldman Sachs Group, Inc.~ $	1,459,955

106,100	INR	HDFC Bank, Ltd.	1,466,216

55,200		Itau Unibanco Holding, SA	281,520

19,725		JPMorgan Chase & Company	1,906,224

34,571	GBP	M&G, PLC	72,355

176,500	HKD	Ping An Insurance Group

		Company of China, Ltd. - Class H	1,862,291

46,650	GBP	Prudential, PLC	666,664

36,525		Wells Fargo & Company	886,096

			12,085,069

		Health Care (7.2%)

39,038		Alcon, Inc.^#	2,341,499

8,729	EUR	Bayer, AG	579,898

12,750	AUD	CSL, Ltd.	2,479,909

33,175		Novo Nordisk, A/S^	2,167,323

			7,568,629

		Industrials (6.8%)

11,475	EUR	Alstom, SA#	639,423

15,875	SEK	Atlas Copco, AB - Class A	704,715

3,875		Boeing Company	612,250

66,275	CAD	CAE, Inc.	989,090

7,400	JPY	FANUC Corp.	1,248,551

24,400		General Electric Company~	148,108

11,800	JPY	Harmonic Drive Systems, Inc.^	661,069

1,215		Lockheed Martin Corp.	460,448

6,900	EUR	Schneider Electric, SE	791,178

2,925		Union Pacific Corp.	507,049

5,200	EUR	Vinci, SA	447,538

131		Wabtec Corp.^	8,147

			7,217,566

		Information Technology (15.4%)

11,300		Advanced Micro Devices, Inc.#	874,959

790	EUR	Adyen, NV*#	1,318,633

3,700		Apple, Inc.^	1,572,648

4,455		ASML Holding, NV	1,575,823

3,700	JPY	Keyence Corp.	1,560,241

10,925		Micron Technology, Inc.#	546,851

13,130		Microsoft Corp.~	2,691,781

1,400		NVIDIA Corp.	594,426

16,500	KRW	Samsung Electronics Company, Ltd.	806,418

59,450		Taiwan Semiconductor

		Manufacturing Company, Ltd.	4,690,011

			16,231,791

		Materials (2.9%)

23,900	EUR	CRH, PLC	870,164

64,975		Freeport-McMoRan, Inc.	839,477

3,425		Linde, PLC	839,502

304,000	TWD	Taiwan Cement Corp.	466,947

			3,016,090

		Utilities (1.0%)

64,200	GBP	SSE, PLC	1,088,982

		TOTAL COMMON STOCKS (Cost $90,097,309)	$78,585,083

Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES			VALUE

WARRANTS (0.0%) #

		Energy (0.0%)

2,608		Mcdermott International, Ltd. 05/01/24, Strike $15.98	$1

2,347		Mcdermott International, Ltd. 05/01/24, Strike $12.33	—

559		Occidental Petroleum Corp. 08/03/27, Strike $22.00	—

		TOTAL WARRANTS (Cost $1,002)	1

EXCHANGE-TRADED FUNDS (0.8%)

		Other (0.8%)

4,150		iShares iBoxx High Yield Corporate Bond ETF	354,369

4,891		SPDR Bloomberg Barclays High Yield Bond ETF	518,935

		TOTAL EXCHANGE-TRADED FUNDS (Cost $816,074)	873,304

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (4.6%) #

		Communication Services (0.7%)

21		Alphabet, Inc.

3,124,695		Call, 01/21/22, Strike $1,500.00	452,550

85		Facebook, Inc.

2,156,195		Call, 06/18/21, Strike $250.00	305,787

			758,337

		Consumer Discretionary (1.8%)

34		Amazon.com, Inc.

10,759,912		Call, 01/21/22, Strike $3,200.00	1,887,850

		Industrials (0.1%)

80		J.B. Hunt Transport Services, Inc.

1,035,200		Call, 02/19/21, Strike $135.00	72,400

		Information Technology (0.6%)

21		ServiceNow, Inc.

922,320		Call, 01/21/22, Strike $350.00	282,975

155		Visa, Inc.

2,951,200		Call, 01/21/22, Strike $195.00	370,450

			653,425

		Other (1.4%)

575	EUR	ESTX Banks

1,686,763		Call, 09/18/20, Strike 70.00	13,546

		Invesco QQQ Trust Series

420 11,163,180		Put, 08/21/20, Strike $233.00	20,580

415 11,030,285		Put, 09/30/20, Strike $250.00	266,638

365 9,701,335		Put, 11/20/20, Strike $232.00	260,245

365 9,701,335		Put, 01/15/21, Strike $232.00	356,605

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	SPDR S&P 500 ETF Trust

295 9,632,340	Put, 11/20/20, Strike $289.00	$241,015

295 9,632,340	Put, 01/15/21, Strike $289.00	340,135

		1,498,764

	TOTAL PURCHASED OPTIONS (Cost $5,531,114)	4,870,776

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (1.8%)

1,931,634	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $1,931,634)	1,931,634

TOTAL INVESTMENTS (142.3%) (Cost $159,811,899)		150,255,414

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-11.4%)		(12,000,000)

LIABILITIES, LESS OTHER ASSETS (-30.9%)		(32,670,002)

NET ASSETS (100.0%)		$105,585,412

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.2%) #

	Financials (0.0%)

36	Goldman Sachs Group, Inc.

712,656	Call, 01/15/21, Strike $255.00	(10,044)

	Materials (-0.1%)

649	Freeport-McMoRan, Inc.

838,508	Call, 11/20/20, Strike $13.00	(97,675)

	Other (-0.1%)

350	SPDR S&P 500 ETF Trust

11,428,200	Put, 11/20/20, Strike $257.00	(133,525)

	TOTAL WRITTEN OPTIONS (Premium $203,433)	(241,244)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $5,229,395.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2020.
&	Illiquid security.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡‡	Perpetual maturity.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and swaps. The aggregate value of such securities is $1,240,918.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2020

	Value	% of Total Investments
US Dollar	$117,785,679	78.5%
European Monetary Unit	9,567,570	6.4%
Japanese Yen	4,074,763	2.7%
Indian Rupee	3,327,278	2.2%
British Pound Sterling	3,240,438	2.2%
Canadian Dollar	2,679,013	1.8%
Swiss Franc	2,559,797	1.7%
Australian Dollar	2,479,909	1.7%
Hong Kong Dollar	2,321,643	1.5%
South Korean Won	806,418	0.5%
Swedish Krona	704,715	0.5%
New Taiwan Dollar	466,947	0.3%
Total Investments Net of Written Options	$150,014,170	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in a portfolio of common and preferred stocks, convertible securities and income producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. Under normal circumstances, the Fund will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 100% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers, in developed and emerging markets. Under normal circumstances, the Fund will invest at least 40% of its managed assets in securities of foreign issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The ASU shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted this ASU as of November 1, 2019, with no material impact on the Fund’s Schedule of Investments.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2020 was as follows*:

Cost basis of investments	$159,608,466

Gross unrealized appreciation	11,800,096
Gross unrealized depreciation	(21,394,392)

Net unrealized appreciation (depreciation)	$(9,594,296)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 480,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $12.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2020.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	160	$25	$4,000,000
Series B	9/06/24	4.00%	160	$25	$4,000,000
Series C	9/06/27	4.24%	160	$25	$4,000,000
				Total	$12,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.